DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF

February 28, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.2%
Basic Materials - 5.5%
Chemicals - 3.0%
Ashland LLC,
6.875%, 5/15/43	$10,000	$10,012
ASP Unifrax Holdings, Inc.,
144A, 5.25%, 9/30/28	10,000	7,700
Avient Corp.,
144A, 5.75%, 5/15/25	50,000	49,250
Axalta Coating Systems LLC,
144A, 3.375%, 2/15/29	10,000	8,350
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV,
144A, 4.75%, 6/15/27(a)	10,000	9,325
Cerdia Finanz GmbH,
144A, 10.50%, 2/15/27	17,000	15,173
Chemours Co.,
144A, 5.75%, 11/15/28	25,000	22,017
Cornerstone Chemical Co.,
144A, 6.75%, 8/15/24	10,000	9,600
CVR Partners LP / CVR Nitrogen Finance Corp.,
144A, 6.125%, 6/15/28	12,000	10,710
Diamond BC BV,
144A, 4.625%, 10/1/29	10,000	8,345
Element Solutions, Inc.,
144A, 3.875%, 9/1/28	21,000	18,176
HB Fuller Co.,
4.25%, 10/15/28	10,000	8,775
INEOS Quattro Finance 2 PLC,
144A, 3.375%, 1/15/26	15,000	13,294
Ingevity Corp.,
144A, 3.875%, 11/1/28	10,000	8,598
Iris Holding, Inc.,
144A, 10.00%, 12/15/28	10,000	7,650
LSF11 A5 HoldCo LLC,
144A, 6.625%, 10/15/29	10,000	8,538
Methanex Corp.,
5.65%, 12/1/44	10,000	8,150
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24	40,000	39,450
144A, 5.25%, 6/1/27	10,000	9,050
Olympus Water US Holding Corp.,
144A, 6.25%, 10/1/29	10,000	8,200
Rain CII Carbon LLC / CII Carbon Corp.,
144A, 7.25%, 4/1/25	10,000	9,538
SCIH Salt Holdings, Inc.,
144A, 6.625%, 5/1/29	5,000	4,081
SCIL IV LLC / SCIL USA Holdings LLC,
144A, 5.375%, 11/1/26	15,000	13,514
SK Invictus Intermediate II SARL,
144A, 5.00%, 10/30/29	10,000	8,001
SPCM SA,
144A, 3.125%, 3/15/27	10,000	8,663
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.,
144A, 5.125%, 4/1/29	10,000	6,750
Tronox, Inc.,
144A, 4.625%, 3/15/29	20,000	16,400
Valvoline, Inc.,
144A, 4.25%, 2/15/30	20,000	19,593
Venator Finance Sarl / Venator Materials LLC,
144A, 5.75%, 7/15/25	10,000	1,600
Vibrantz Technologies, Inc.,
144A, 9.00%, 2/15/30	10,000	7,850
WR Grace Holdings LLC
144A, 4.875%, 6/15/27	15,000	13,809
144A, 5.625%, 8/15/29	10,000	8,075
144A, 7.375%, 3/1/31	10,000	9,952

(Cost $458,425)		408,189

Forest Products & Paper - 0.3%
Ahlstrom-Munksjo Holding 3 Oy,
144A, 4.875%, 2/4/28	10,000	8,622
Domtar Corp.,
144A, 6.75%, 10/1/28	10,000	9,050
144A, Glatfelter Corp.,
4.75%, 11/15/29	10,000	6,575
Mercer International, Inc.,
5.125%, 2/1/29	10,000	8,263
Sylvamo Corp.,
144A, 7.00%, 9/1/29	10,000	9,850

(Cost $46,842)		42,360

Iron/Steel - 0.8%
ATI, Inc.,
5.125%, 10/1/31	10,000	8,825
Big River Steel LLC / BRS Finance Corp.,
144A, 6.625%, 1/31/29	15,000	14,681
Carpenter Technology Corp.,
6.375%, 7/15/28	10,000	9,657
Cleveland-Cliffs, Inc.,
6.25%, 10/1/40	10,000	8,800
Commercial Metals Co.,
4.375%, 3/15/32	10,000	8,685
Infrabuild Australia Pty Ltd.,
144A, 12.00%, 10/1/24	7,000	6,790
Mineral Resources Ltd.
144A, 8.125%, 5/1/27	20,000	20,000
144A, 8.00%, 11/1/27	20,000	19,950
United States Steel Corp.,
6.875%, 3/1/29(a)	10,000	10,025

(Cost $112,764)		107,413

Mining - 1.4%
Arconic Corp.,
144A, 6.125%, 2/15/28	18,000	17,797
Coeur Mining, Inc.,
144A, 5.125%, 2/15/29(a)	10,000	7,668
Compass Minerals International, Inc.,
144A, 6.75%, 12/1/27	10,000	9,547
Constellium SE,
144A, 3.75%, 4/15/29	15,000	12,487
Eldorado Gold Corp.,
144A, 6.25%, 9/1/29	10,000	8,856
FMG Resources August 2006 Pty Ltd.
144A, 5.125%, 5/15/24	25,000	24,813
144A, 4.375%, 4/1/31	23,000	19,494
144A, 6.125%, 4/15/32	26,000	24,538
Hudbay Minerals, Inc.,
144A, 6.125%, 4/1/29	10,000	8,850
JW Aluminum Continuous Cast Co.,
144A, 10.25%, 6/1/26	15,000	15,094
Kaiser Aluminum Corp.,
144A, 4.50%, 6/1/31	15,000	11,910
Novelis Corp.
144A, 4.75%, 1/30/30	10,000	8,835
144A, 3.875%, 8/15/31	20,000	16,250

(Cost $204,868)		186,139

Communications - 16.9%
Advertising - 0.8%
Advantage Sales & Marketing, Inc.,
144A, 6.50%, 11/15/28	10,000	7,662

Clear Channel Outdoor Holdings, Inc.
144A, 7.75%, 4/15/28	12,000	10,035
144A, 7.50%, 6/1/29	21,000	16,852
CMG Media Corp.,
144A, 8.875%, 12/15/27	10,000	6,830
Lamar Media Corp.,
3.75%, 2/15/28	10,000	8,925
National CineMedia LLC,
144A, 5.875%, 4/15/28	10,000	3,150
Outfront Media Capital LLC / Outfront Media Capital Corp.,
144A, 5.00%, 8/15/27	36,000	32,670
Stagwell Global LLC,
144A, 5.625%, 8/15/29	20,000	17,200

(Cost $129,261)		103,324

Internet - 1.3%
ANGI Group LLC,
144A, 3.875%, 8/15/28(a)	10,000	7,758
Arches Buyer, Inc.,
144A, 6.125%, 12/1/28	15,000	12,225
Cablevision Lightpath LLC,
144A, 5.625%, 9/15/28	10,000	7,500
Cogent Communications Group, Inc.,
144A, 3.50%, 5/1/26	15,000	13,669
Endurance International Group Holdings, Inc.,
144A, 6.00%, 2/15/29	10,000	7,370
Gen Digital, Inc.
144A, 5.00%, 4/15/25	28,000	27,216
144A, 6.75%, 9/30/27	15,000	14,741
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
144A, 5.25%, 12/1/27	10,000	9,514
144A, 3.50%, 3/1/29	10,000	8,425
ION Trading Technologies SARL,
144A, 5.75%, 5/15/28	10,000	8,200
Match Group Holdings II LLC,
144A, 4.625%, 6/1/28	20,000	17,900
Millennium Escrow Corp.,
144A, 6.625%, 8/1/26	10,000	6,703
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc.,
144A, 4.75%, 4/30/27	10,000	8,800
Photo Holdings Merger Sub, Inc.,
144A, 8.50%, 10/1/26	14,000	7,122
Rakuten Group, Inc.,
144A, 6.25%, Perpetual(b)	15,000	9,657
Ziff Davis, Inc.,
144A, 4.625%, 10/15/30	14,000	11,879

(Cost $208,029)		178,679

Media - 7.6%
AMC Networks, Inc.
4.75%, 8/1/25	13,000	12,323
4.25%, 2/15/29	10,000	7,375
Cable One, Inc.,
144A, 4.00%, 11/15/30(a)	10,000	7,837
CCO Holdings LLC / CCO Holdings Capital Corp.
144A, 5.125%, 5/1/27	43,000	39,829
144A, 5.00%, 2/1/28	10,000	9,104
144A, 6.375%, 9/1/29	10,000	9,340
144A, 4.75%, 3/1/30	27,000	22,783
144A, 4.25%, 2/1/31	46,000	37,154
4.50%, 5/1/32	10,000	7,937
144A, 4.25%, 1/15/34	32,000	24,026
CSC Holdings LLC
5.25%, 6/1/24	30,000	29,216
144A, 5.50%, 4/15/27	23,000	20,182
144A, 5.375%, 2/1/28	18,000	15,052
144A, 6.50%, 2/1/29	20,000	17,052
144A, 4.625%, 12/1/30	42,000	22,706
144A, 4.50%, 11/15/31	20,000	14,304
144A, 5.00%, 11/15/31	19,000	10,307
Cumulus Media New Holdings, Inc.,
144A, 6.75%, 7/1/26(a)	10,000	8,638
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.,
144A, 5.875%, 8/15/27	45,000	40,500
DISH DBS Corp.
5.875%, 11/15/24	45,000	42,244
7.75%, 7/1/26	35,000	27,344
144A, 5.25%, 12/1/26	46,000	38,525
144A, 5.75%, 12/1/28	41,000	33,058
DISH Network Corp.,
144A, 11.75%, 11/15/27	10,000	10,150
GCI LLC,
144A, 4.75%, 10/15/28	13,000	11,212
Gray Escrow II, Inc.,
144A, 5.375%, 11/15/31	25,000	18,623
iHeartCommunications, Inc.
8.375%, 5/1/27	20,000	17,700
144A, 4.75%, 1/15/28	15,000	12,731
LCPR Senior Secured Financing DAC,
144A, 5.125%, 7/15/29	21,000	17,693
Liberty Interactive LLC,
8.25%, 2/1/30	10,000	4,156
McGraw-Hill Education, Inc.
144A, 5.75%, 8/1/28	10,000	8,780
144A, 8.00%, 8/1/29	10,000	8,572
News Corp.,
144A, 3.875%, 5/15/29	35,000	30,056
Nexstar Media, Inc.,
144A, 5.625%, 7/15/27	46,000	42,823
Paramount Global,
6.375%, 3/30/62	10,000	8,640
Radiate Holdco LLC / Radiate Finance, Inc.,
144A, 6.50%, 9/15/28	11,000	5,225
Scripps Escrow II, Inc.,
144A, 5.375%, 1/15/31	10,000	7,130
Sinclair Television Group, Inc.,
144A, 5.50%, 3/1/30(a)	20,000	14,800
Sirius XM Radio, Inc.
144A, 5.00%, 8/1/27	18,000	16,605

144A, 4.00%, 7/15/28	27,000	23,119
144A, 5.50%, 7/1/29	17,000	15,364
144A, 4.125%, 7/1/30	10,000	8,187
144A, 3.875%, 9/1/31	18,000	14,029
TEGNA, Inc.
4.625%, 3/15/28	18,000	16,110
5.00%, 9/15/29	23,000	20,528
Univision Communications, Inc.
144A, 6.625%, 6/1/27	26,000	24,827
144A, 4.50%, 5/1/29	18,000	15,221
UPC Broadband Finco BV,
144A, 4.875%, 7/15/31	10,000	8,400
UPC Holding BV,
144A, 5.50%, 1/15/28	20,000	17,800
Urban One, Inc.,
144A, 7.375%, 2/1/28	10,000	8,948
Videotron Ltd.
144A, 5.375%, 6/15/24	10,000	9,938
144A, 5.125%, 4/15/27	10,000	9,400
144A, 3.625%, 6/15/29	10,000	8,475
Virgin Media Finance PLC,
144A, 5.00%, 7/15/30	18,000	14,811
Virgin Media Secured Finance PLC,
144A, 5.50%, 5/15/29	20,000	18,159
Virgin Media Vendor Financing Notes IV DAC,
144A, 5.00%, 7/15/28	5,000	4,350
VZ Secured Financing BV,
144A, 5.00%, 1/15/32	32,000	26,480
Ziggo Bond Co. BV,
144A, 6.00%, 1/15/27	10,000	9,250
Ziggo BV,
144A, 4.875%, 1/15/30	20,000	17,100

(Cost $1,198,307)		1,022,228

Telecommunications - 7.2%
Altice France Holding SA
144A, 10.50%, 5/15/27	16,000	13,249
144A, 6.00%, 2/15/28	18,000	12,465
Altice France SA
144A, 8.125%, 2/1/27	30,000	28,200
144A, 5.50%, 1/15/28	40,000	33,147
144A, 5.125%, 7/15/29	10,000	7,775
British Telecommunications PLC,
144A, 4.875%, 11/23/81	10,000	8,225
CommScope Technologies LLC
144A, 6.00%, 6/15/25	35,000	33,775
144A, 5.00%, 3/15/27	15,000	11,550
CommScope, Inc.
144A, 6.00%, 3/1/26	25,000	24,219
144A, 8.25%, 3/1/27	10,000	8,550
144A, 7.125%, 7/1/28	12,000	9,450
144A, 4.75%, 9/1/29	20,000	16,450
Connect Finco SARL / Connect US Finco LLC,
144A, 6.75%, 10/1/26	20,000	18,650
Consolidated Communications, Inc.,
144A, 6.50%, 10/1/28	15,000	10,837
Embarq Corp.,
7.995%, 6/1/36	18,000	7,740
Frontier Communications Holdings LLC
144A, 5.875%, 10/15/27	15,000	13,969
144A, 6.75%, 5/1/29	13,000	10,920
144A, 6.00%, 1/15/30	15,000	12,056
GoTo Group, Inc.,
144A, 5.50%, 9/1/27	15,000	7,312
Hughes Satellite Systems Corp.,
5.25%, 8/1/26	18,000	17,325
Iliad Holding SASU,
144A, 6.50%, 10/15/26	18,000	16,920
Intelsat Jackson Holdings SA,
144A, 6.50%, 3/15/30	33,000	28,792
Level 3 Financing, Inc.
144A, 4.625%, 9/15/27	25,000	18,937
144A, 4.25%, 7/1/28	25,000	17,187
144A, 3.75%, 7/15/29	15,000	9,469
144A, 3.875%, 11/15/29	10,000	7,650
Ligado Networks LLC
144A, 15.50%, 11/1/23 PIK	20,374	5,807
144A, 17.50%, 5/1/24 PIK	32,116	3,533
Lumen Technologies, Inc.
144A, 4.00%, 2/15/27	15,000	11,550
144A, 4.50%, 1/15/29	25,000	13,462
Series P, 7.60%, 9/15/39	10,000	4,975
Series U, 7.65%, 3/15/42	10,000	5,090
SoftBank Group Corp.,
REGS, 3.125%, 1/6/25	200,000	186,506
Sprint Capital Corp.
6.875%, 11/15/28	32,000	33,530
8.75%, 3/15/32	19,000	22,647
Sprint LLC
7.125%, 6/15/24	18,000	18,243
7.625%, 2/15/25	27,000	27,690
7.625%, 3/1/26	50,000	51,987
Telecom Italia Capital SA
6.375%, 11/15/33	18,000	15,777
6.00%, 9/30/34	10,000	8,405
7.20%, 7/18/36	19,000	16,784
7.721%, 6/4/38	10,000	9,150
Telesat Canada / Telesat LLC
144A, 5.625%, 12/6/26	10,000	5,200
144A, 6.50%, 10/15/27	14,000	4,340
Viasat, Inc.,
144A, 5.625%, 9/15/25	27,000	25,049
Vmed O2 UK Financing I PLC
144A, 4.25%, 1/31/31	12,000	9,690
144A, 4.75%, 7/15/31	20,000	16,600
Vodafone Group PLC
7.00%, 4/4/79	25,000	24,813
4.125%, 6/4/81	19,000	15,113
5.125%, 6/4/81	15,000	11,363
Windstream Escrow LLC / Windstream Escrow Finance Corp.,
144A, 7.75%, 8/15/28	18,000	14,800

Zayo Group Holdings, Inc.,
144A, 6.125%, 3/1/28	20,000	12,650

(Cost $1,158,338)		979,573

Consumer, Cyclical - 20.9%
Airlines - 1.6%
Air Canada,
144A, 3.875%, 8/15/26	15,000	13,564
Allegiant Travel Co.,
144A, 7.25%, 8/15/27	12,000	11,820
American Airlines Inc/AAdvantage Loyalty IP Ltd.
144A, 5.50%, 4/20/26	35,000	34,114
144A, 5.75%, 4/20/29	30,000	28,659
American Airlines, Inc.,
144A, 11.75%, 7/15/25	36,000	39,461
Delta Air Lines, Inc.,
7.375%, 1/15/26	30,000	30,897
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.,
144A, 5.75%, 1/20/26	20,000	18,690
United Airlines Holdings, Inc.,
4.875%, 1/15/25(a)	40,000	39,068

(Cost $218,277)		216,273

Apparel - 0.2%
Crocs, Inc.,
144A, 4.125%, 8/15/31	15,000	12,338
Hanesbrands, Inc.,
144A, 4.875%, 5/15/26	10,000	9,237
Wolverine World Wide, Inc.,
144A, 4.00%, 8/15/29	10,000	8,100

(Cost $30,250)		29,675

Auto Manufacturers - 2.4%
Allison Transmission, Inc.
144A, 5.875%, 6/1/29	15,000	14,287
144A, 3.75%, 1/30/31	5,000	4,175
Aston Martin Capital Holdings Ltd.,
144A, 10.50%, 11/30/25	15,000	15,075
Ford Motor Co.
4.346%, 12/8/26(a)	22,000	21,010
6.625%, 10/1/28	22,000	22,000
9.625%, 4/22/30	18,000	20,745
7.45%, 7/16/31	35,000	36,312
3.25%, 2/12/32	10,000	7,587
6.10%, 8/19/32	25,000	23,422
4.75%, 1/15/43	10,000	7,350
5.291%, 12/8/46	15,000	11,850
Ford Motor Credit Co. LLC
4.063%, 11/1/24	15,000	14,485
5.125%, 6/16/25	73,000	70,628
4.95%, 5/28/27	31,000	28,959
Jaguar Land Rover Automotive PLC,
144A, 4.50%, 10/1/27(a)	12,000	10,080
Mclaren Finance PLC,
144A, 7.50%, 8/1/26	12,000	9,315
PM General Purchaser LLC,
144A, 9.50%, 10/1/28	5,000	4,577
Wabash National Corp.,
144A, 4.50%, 10/15/28	10,000	8,650

(Cost $346,785)		330,507

Auto Parts & Equipment - 1.6%
Adient Global Holdings Ltd.,
144A, 4.875%, 8/15/26	20,000	18,550
American Axle & Manufacturing, Inc.,
6.50%, 4/1/27(a)	30,000	27,796
Clarios Global LP / Clarios US Finance Co.,
144A, 8.50%, 5/15/27	40,000	39,850
Dana, Inc.
5.375%, 11/15/27	25,000	23,120
4.25%, 9/1/30	10,000	8,150
Dealer Tire LLC / DT Issuer LLC,
144A, 8.00%, 2/1/28	10,000	9,100
Dornoch Debt Merger Sub, Inc.,
144A, 6.625%, 10/15/29	10,000	7,564
Goodyear Tire & Rubber Co.
5.00%, 5/31/26(a)	10,000	9,650
5.25%, 4/30/31(a)	10,000	8,625
5.625%, 4/30/33(a)	16,000	13,700
Real Hero Merger Sub 2, Inc.,
144A, 6.25%, 2/1/29	12,000	8,940
Titan International, Inc.,
7.00%, 4/30/28	10,000	9,525
ZF North America Capital, Inc.,
144A, 4.75%, 4/29/25	30,000	28,729

(Cost $229,424)		213,299

Distribution/Wholesale - 0.5%
American Builders & Contractors Supply Co., Inc.,
144A, 4.00%, 1/15/28	10,000	9,000
BCPE Empire Holdings, Inc.,
144A, 7.625%, 5/1/27	14,000	12,880
G-III Apparel Group Ltd.,
144A, 7.875%, 8/15/25	10,000	9,437
H&E Equipment Services, Inc.,
144A, 3.875%, 12/15/28	10,000	8,650
KAR Auction Services, Inc.,
144A, 5.125%, 6/1/25	5,000	4,888
Univar Solutions USA Inc.,
144A, 5.125%, 12/1/27	20,000	19,075
Wesco Aircraft Holdings, Inc.,
144A, 9.00%, 11/15/26	2	1

(Cost $70,100)		63,931

Entertainment - 3.0%
Affinity Interactive,
144A, 6.875%, 12/15/27	12,000	10,725
Allen Media LLC / Allen Media Co.-Issuer, Inc.,
144A, 10.50%, 2/15/28	10,000	4,350
AMC Entertainment Holdings, Inc.,
144A, 7.50%, 2/15/29	15,000	9,073
Caesars Entertainment, Inc.
144A, 6.25%, 7/1/25	50,000	49,687
144A, 8.125%, 7/1/27(a)	35,000	35,525

144A, 4.625%, 10/15/29	15,000	12,904
CDI Escrow Issuer, Inc.,
144A, 5.75%, 4/1/30	13,000	12,139
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op,
5.375%, 4/15/27	25,000	23,938
Churchill Downs, Inc.,
144A, 4.75%, 1/15/28	10,000	9,175
Cinemark USA, Inc.,
144A, 5.25%, 7/15/28	10,000	8,450
International Game Technology PLC
144A, 6.50%, 2/15/25	20,000	20,150
144A, 4.125%, 4/15/26	10,000	9,375
144A, 6.25%, 1/15/27	20,000	19,650
Lions Gate Capital Holdings LLC,
144A, 5.50%, 4/15/29	10,000	7,194
Merlin Entertainments Ltd.,
144A, 5.75%, 6/15/26	19,000	18,145
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.,
144A, 4.875%, 5/1/29	18,000	15,435
Mohegan Tribal Gaming Authority,
144A, 8.00%, 2/1/26	15,000	13,988
Penn Entertainment, Inc.,
144A, 5.625%, 1/15/27	22,000	20,570
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.,
144A, 5.625%, 9/1/29	10,000	7,350
Resorts World Las Vegas LLC / RWLV Capital, Inc.,
144A, 4.625%, 4/16/29	10,000	7,920
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
144A, 6.625%, 3/1/30	15,000	13,226
Scientific Games International, Inc.,
144A, 7.25%, 11/15/29	22,000	21,808
Six Flags Entertainment Corp.,
144A, 4.875%, 7/31/24	15,000	14,775
Speedway Motorsports LLC / Speedway Funding II, Inc.,
144A, 4.875%, 11/1/27	15,000	13,800
WMG Acquisition Corp.,
144A, 3.00%, 2/15/31	25,000	19,813
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.,
144A, 5.125%, 10/1/29	12,000	10,750

(Cost $448,279)		409,915

Food Service - 0.4%
Aramark Services, Inc.
144A, 5.00%, 4/1/25	10,000	9,741
144A, 6.375%, 5/1/25	20,000	20,000
144A, 5.00%, 2/1/28	16,000	14,760
TKC Holdings, Inc.,
144A, 10.50%, 5/15/29	8,000	5,020

(Cost $54,304)		49,521

Home Builders - 1.3%
Ashton Woods USA LLC / Ashton Woods Finance Co.,
144A, 4.625%, 4/1/30	15,000	12,263
Beazer Homes USA, Inc.,
5.875%, 10/15/27	10,000	8,825
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC,
144A, 4.875%, 2/15/30	12,000	9,120
Century Communities, Inc.
6.75%, 6/1/27	10,000	9,763
144A, 3.875%, 8/15/29	10,000	8,225
Forestar Group, Inc.,
144A, 3.85%, 5/15/26	10,000	8,750
K Hovnanian Enterprises, Inc.,
144A, 10.50%, 2/15/26	18,000	18,124
KB Home,
4.00%, 6/15/31	12,000	9,827
M/I Homes, Inc.,
4.95%, 2/1/28	10,000	9,009
Mattamy Group Corp.,
144A, 5.25%, 12/15/27	10,000	8,952
Meritage Homes Corp.,
6.00%, 6/1/25	10,000	10,025
Shea Homes LP / Shea Homes Funding Corp.,
4.75%, 2/15/28	10,000	8,925
Taylor Morrison Communities, Inc.,
144A, 5.75%, 1/15/28	26,000	24,635
Thor Industries, Inc.,
144A, 4.00%, 10/15/29	10,000	8,100
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.,
5.875%, 6/15/24	20,000	19,850

(Cost $187,314)		174,393

Home Furnishings - 0.1%
Tempur Sealy International, Inc.,
144A, 3.875%, 10/15/31
(Cost $15,033)	15,000	12,124

Housewares - 0.6%
CD&R Smokey Buyer, Inc.,
144A, 6.75%, 7/15/25	10,000	8,775
Newell Brands, Inc.
4.45%, 4/1/26	20,000	19,025
5.625%, 4/1/36	10,000	8,550
5.75%, 4/1/46	11,000	8,772
Scotts Miracle-Gro Co.
5.25%, 12/15/26(a)	25,000	24,000
4.00%, 4/1/31	10,000	8,063
SWF Escrow Issuer Corp.,
144A, 6.50%, 10/1/29(a)	10,000	6,500

(Cost $98,141)		83,685

Leisure Time - 1.9%
Carnival Corp. 144A,
5.75%, 3/1/27	30,000	24,900
144A, 9.875%, 8/1/27	30,000	30,525
144A, 10.50%, 6/1/30(a)	30,000	29,175
Life Time, Inc., 144A,
5.75%, 1/15/26	30,000	28,800
MajorDrive Holdings IV LLC,
144A, 6.375%, 6/1/29	10,000	7,850

NCL Corp. Ltd.
144A, 3.625%, 12/15/24	35,000	32,966
144A, 5.875%, 3/15/26	27,000	23,490
Royal Caribbean Cruises Ltd.
144A, 11.50%, 6/1/25	25,000	26,682
144A, 5.50%, 8/31/26(a)	15,000	13,826
144A, 5.375%, 7/15/27	26,000	23,075
144A, 5.50%, 4/1/28	12,000	10,492
Viking Cruises Ltd.,
144A, 5.875%, 9/15/27	15,000	12,900

(Cost $268,245)		264,681

Lodging - 1.9%
Boyd Gaming Corp.,
144A, 4.75%, 6/15/31	10,000	8,851
Genting New York LLC / GENNY Capital, Inc.,
144A, 3.30%, 2/15/26	11,000	9,666
Hilton Domestic Operating Co., Inc.
144A, 5.75%, 5/1/28	20,000	19,450
4.875%, 1/15/30	28,000	25,830
144A, 4.00%, 5/1/31	16,000	13,695
144A, 3.625%, 2/15/32	25,000	20,547
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc,
144A, 5.00%, 6/1/29	26,000	22,978
Las Vegas Sands Corp.,
3.90%, 8/8/29	20,000	17,448
MGM Resorts International
5.50%, 4/15/27	10,000	9,525
4.75%, 10/15/28	10,000	9,025
Station Casinos LLC,
144A, 4.50%, 2/15/28	15,000	13,275
Travel + Leisure Co.,
6.00%, 4/1/27	40,000	38,900
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,
144A, 5.50%, 3/1/25	45,000	43,873

(Cost $261,857)		253,063

Office Furnishings - 0.1%
Steelcase, Inc.,5.125%, 1/18/29
(Cost $14,467)	15,000	12,886

Retail - 5.2%
1011778 BC ULC / New Red Finance, Inc.
144A, 3.875%, 1/15/28	24,000	21,530
144A, 4.00%, 10/15/30	42,000	34,900
Asbury Automotive Group, Inc.,
144A, 4.625%, 11/15/29	30,000	26,147
At Home Group, Inc.,
144A, 7.125%, 7/15/29	8,000	4,960
Bath & Body Works, Inc.
144A, 6.625%, 10/1/30	40,000	38,000
6.875%, 11/1/35	16,000	14,160
BCPE Ulysses Intermediate, Inc.,
144A, 7.75%, 4/1/27, 7.75% Cash or 8.50% PIK, PIK	10,000	7,324
Beacon Roofing Supply, Inc.,
144A, 4.125%, 5/15/29	15,000	12,919
Brinker International, Inc.,
144A, 5.00%, 10/1/24	25,000	24,437
Carvana Co.
144A, 5.875%, 10/1/28	5,000	2,450
144A, 10.25%, 5/1/30	30,000	18,975
eG Global Finance PLC,
144A, 6.75%, 2/7/25	15,000	13,575
Ferrellgas LP / Ferrellgas Finance Corp.,
144A, 5.875%, 4/1/29	10,000	8,187
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
144A, 4.625%, 1/15/29	15,000	13,054
144A, 6.75%, 1/15/30	16,000	13,300
FirstCash, Inc.,
144A, 5.625%, 1/1/30	10,000	8,900
Gap, Inc.,
144A, 3.625%, 10/1/29	10,000	7,350
GPS Hospitality Holding Co. LLC / GPS Finco, Inc.,
144A, 7.00%, 8/15/28	10,000	6,325
Group 1 Automotive, Inc.,
144A, 4.00%, 8/15/28	10,000	8,596
IRB Holding Corp.,
144A, 7.00%, 6/15/25	20,000	19,900
Kohl’s Corp.,
5.55%, 7/17/45	10,000	6,500
LBM Acquisition LLC,
144A, 6.25%, 1/15/29	10,000	7,175
LCM Investments Holdings II LLC,
144A, 4.875%, 5/1/29	21,000	17,115
Lithia Motors, Inc.
144A, 4.625%, 12/15/27	15,000	13,647
144A, 4.375%, 1/15/31	13,000	10,887
LSF9 Atlantis Holdings LLC / Victra Finance Corp.,
144A, 7.75%, 2/15/26	17,000	14,875
Macy’s Retail Holdings LLC
144A, 5.875%, 3/15/30	5,000	4,408
144A, 6.125%, 3/15/32	10,000	8,675
4.50%, 12/15/34	10,000	7,364
Michaels Cos., Inc.,
144A, 7.875%, 5/1/29	23,000	17,423
Murphy Oil USA, Inc.,
144A, 3.75%, 2/15/31	10,000	8,125
NMG Holding Co, Inc. / Neiman Marcus Group LLC,
144A, 7.125%, 4/1/26	15,000	14,513
Nordstrom, Inc.,
4.375%, 4/1/30	30,000	23,700
Park River Holdings, Inc.,
144A, 6.75%, 8/1/29	10,000	7,175
Penske Automotive Group, Inc.,
3.50%, 9/1/25	10,000	9,400
PetSmart, Inc. / PetSmart Finance Corp.
144A, 4.75%, 2/15/28	25,000	22,928
144A, 7.75%, 2/15/29	12,000	11,730
QVC, Inc.,4.45%, 2/15/25	40,000	32,300
Sally Holdings LLC / Sally Capital, Inc.,
5.625%, 12/1/25	11,000	10,780
Sizzling Platter LLC / Sizzling Platter Finance Corp.,
144A, 8.50%, 11/28/25	10,000	9,175

Sonic Automotive, Inc.
144A, 4.625%, 11/15/29	10,000	8,300
144A, 4.875%, 11/15/31	10,000	7,980
Specialty Building Products Holdings LLC / SBP Finance Corp.,
144A, 6.375%, 9/30/26	8,000	7,360
SRS Distribution, Inc.,
144A, 6.00%, 12/1/29	10,000	8,377
Staples, Inc.,
144A, 7.50%, 4/15/26	39,000	34,905
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
144A, 5.00%, 6/1/31	20,000	16,600
Superior Plus LP / Superior General Partner, Inc.,
144A, 4.50%, 3/15/29	18,000	15,671
White Cap Buyer LLC,
144A, 6.875%, 10/15/28	13,000	11,830
Yum! Brands, Inc.
144A, 4.75%, 1/15/30	20,000	18,150
5.35%, 11/1/43	10,000	8,550

(Cost $789,122)		700,607

Toys/Games/Hobbies - 0.1%
Mattel, Inc.
144A, 5.875%, 12/15/27	5,000	4,880
5.45%, 11/1/41	10,000	8,443

(Cost $14,264)		13,323

Consumer, Non-cyclical - 13.6%
Agriculture - 0.2%
Darling Ingredients, Inc.
144A, 5.25%, 4/15/27	9,000	8,640
144A, 6.00%, 6/15/30	20,000	19,338

(Cost $29,901)		27,978

Beverages - 0.2%
Primo Water Holdings, Inc.,
144A, 4.375%, 4/30/29	15,000	12,922
Triton Water Holdings, Inc.,
144A, 6.25%, 4/1/29	10,000	7,995

(Cost $24,426)		20,917

Biotechnology - 0.1%
Emergent BioSolutions, Inc.,
144A, 3.875%, 8/15/28	5,000	3,063
Grifols Escrow Issuer SA,
144A, 4.75%, 10/15/28	10,000	8,600

(Cost $14,017)		11,663

Commercial Services - 4.6%
ADT Security Corp.,
144A, 4.125%, 8/1/29	10,000	8,625
Adtalem Global Education, Inc.,
144A, 5.50%, 3/1/28	10,000	9,300
Albion Financing 2SARL,
144A, 8.75%, 4/15/27	10,000	8,637
Allied Universal Holdco LLC / Allied Universal Finance Corp.
144A, 6.625%, 7/15/26	25,000	23,862
144A, 9.75%, 7/15/27	16,000	14,729
AMN Healthcare, Inc.,
144A, 4.625%, 10/1/27	20,000	18,325
APi Group DE, Inc.,
144A, 4.125%, 7/15/29	10,000	8,650
APX Group, Inc.,
144A, 5.75%, 7/15/29	18,000	15,210
ASGN, Inc.,
144A, 4.625%, 5/15/28	10,000	9,087
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
144A, 4.75%, 4/1/28	10,000	8,925
144A, 5.375%, 3/1/29(a)	20,000	18,175
Block, Inc.,
3.50%, 6/1/31	10,000	8,104
Brink’s Co.,
144A, 4.625%, 10/15/27	10,000	9,112
Cimpress PLC,
7.00%, 6/15/26	5,000	3,744
CoreLogic, Inc.,
144A, 4.50%, 5/1/28(a)	12,000	9,300
Garda World Security Corp.
144A, 4.625%, 2/15/27	10,000	8,900
144A, 6.00%, 6/1/29	12,000	9,870
Gartner, Inc.
144A, 4.50%, 7/1/28	10,000	9,200
144A, 3.75%, 10/1/30	25,000	21,094
Grand Canyon University,
5.125%, 10/1/28	10,000	9,200
Herc Holdings, Inc.,
144A, 5.50%, 7/15/27	20,000	18,883
Hertz Corp.
144A, 4.625%, 12/1/26	10,000	9,025
144A, 5.00%, 12/1/29	10,000	8,325
Metis Merger Sub LLC,
144A, 6.50%, 5/15/29	10,000	8,125
MPH Acquisition Holdings LLC,
144A, 5.75%, 11/1/28(a)	15,000	9,806
Neptune Bidco US, Inc.,
144A, 9.29%, 4/15/29	30,000	28,425
NESCO Holdings II, Inc.,
144A, 5.50%, 4/15/29	10,000	8,962
Paysafe Finance PLC / Paysafe Holdings US Corp.,
144A, 4.00%, 6/15/29(a)	11,000	8,800
PECF USS Intermediate Holding III Corp.,
144A, 8.00%, 11/15/29	6,000	4,315
Prime Security Services Borrower LLC / Prime Finance, Inc.
144A, 5.75%, 4/15/26	30,000	29,062
144A, 3.375%, 8/31/27	20,000	17,375
144A, 6.25%, 1/15/28	25,000	23,305
PROG Holdings, Inc.,
144A, 6.00%, 11/15/29	10,000	8,525
RR Donnelley & Sons Co.,
144A, 8.50%, 4/15/29	15,000	14,644
Sabre GLBL, Inc.,
144A, 7.375%, 9/1/25	15,000	14,063
Service Corp. International
4.625%, 12/15/27	10,000	9,375
4.00%, 5/15/31	30,000	25,494
TriNet Group, Inc.,
144A, 3.50%, 3/1/29	10,000	8,400

United Rentals North America, Inc.
4.875%, 1/15/28	25,000	23,875
5.25%, 1/15/30	15,000	14,213
3.875%, 2/15/31	10,000	8,600
3.75%, 1/15/32	27,000	22,725
Upbound Group, Inc.,
144A, 6.375%, 2/15/29(a)	10,000	8,488
Verscend Escrow Corp.,
144A, 9.75%, 8/15/26	25,000	25,281
WASH Multifamily Acquisition, Inc.,
144A, 5.75%, 4/15/26	10,000	9,352
Williams Scotsman International, Inc.,
144A, 6.125%, 6/15/25	17,000	16,830
ZipRecruiter, Inc.,
144A, 5.00%, 1/15/30	10,000	8,450

(Cost $682,386)		624,772

Cosmetics/Personal Care - 0.3%
Coty, Inc.,
144A, 6.50%, 4/15/26	25,000	24,575
Edgewell Personal Care Co.
144A, 5.50%, 6/1/28	10,000	9,359
144A, 4.125%, 4/1/29	10,000	8,573

(Cost $43,737)		42,507

Food - 1.5%
B&G Foods, Inc.,
5.25%, 4/1/25	10,000	9,100
Chobani LLC / Chobani Finance Corp., Inc.,
144A, 4.625%, 11/15/28	10,000	8,738
Lamb Weston Holdings, Inc.,
144A, 4.125%, 1/31/30	20,000	17,700
Performance Food Group, Inc.
144A, 5.50%, 10/15/27	15,000	14,299
144A, 4.25%, 8/1/29	15,000	13,125
Post Holdings, Inc.
144A, 5.625%, 1/15/28	10,000	9,652
144A, 5.50%, 12/15/29	13,000	11,995
144A, 4.625%, 4/15/30	15,000	13,036
144A, 4.50%, 9/15/31	18,000	15,293
Safeway, Inc.,
7.25%, 2/1/31	10,000	9,922
Sigma Holdco BV,
144A, 7.875%, 5/15/26	12,000	9,540
TreeHouse Foods, Inc.,
4.00%, 9/1/28	10,000	8,605
United Natural Foods, Inc.,
144A, 6.75%, 10/15/28	10,000	9,550
US Foods, Inc.
144A, 6.25%, 4/15/25	30,000	30,000
144A, 4.75%, 2/15/29	20,000	18,125

(Cost $214,725)		198,680

Healthcare-Products - 1.2%
Avantor Funding, Inc.,
144A, 4.625%, 7/15/28	46,000	42,394
Embecta Corp.,
144A, 5.00%, 2/15/30	10,000	8,529
Hologic, Inc.,
144A, 3.25%, 2/15/29	15,000	12,937
Medline Borrower LP
144A, 3.875%, 4/1/29	58,000	48,466
144A, 5.25%, 10/1/29	30,000	24,716
Teleflex, Inc.,
4.625%, 11/15/27	25,000	23,625

(Cost $186,107)		160,667

Healthcare-Services - 3.7%
Acadia Healthcare Co., Inc.,
144A, 5.00%, 4/15/29	5,000	4,581
AHP Health Partners, Inc.,
144A, 5.75%, 7/15/29	10,000	8,450
Air Methods Corp.,
144A, 8.00%, 5/15/25	10,000	800
Akumin, Inc., 144A,
7.00%, 11/1/25	6,000	4,770
Catalent Pharma Solutions, Inc.
144A, 5.00%, 7/15/27	10,000	9,689
144A, 3.50%, 4/1/30(a)	20,000	17,471
Charles River Laboratories International, Inc.,
144A, 4.00%, 3/15/31	15,000	13,012
CHS/Community Health Systems, Inc.
144A, 8.00%, 3/15/26	10,000	9,800
144A, 5.625%, 3/15/27	20,000	17,625
144A, 6.875%, 4/1/28	10,000	6,899
144A, 6.00%, 1/15/29	16,000	13,980
144A, 6.875%, 4/15/29	21,000	15,015
144A, 6.125%, 4/1/30	10,000	6,925
144A, 5.25%, 5/15/30	15,000	12,100
144A, 4.75%, 2/15/31	10,000	7,775
DaVita, Inc.
144A, 4.625%, 6/1/30	20,000	16,583
144A, 3.75%, 2/15/31	5,000	3,800
Encompass Health Corp.
4.50%, 2/1/28	17,000	15,640
4.75%, 2/1/30	10,000	8,978
4.625%, 4/1/31	10,000	8,571
Global Medical Response, Inc.,
144A, 6.50%, 10/1/25	10,000	7,500
IQVIA, Inc.,
144A, 5.00%, 5/15/27	40,000	38,259
Legacy LifePoint Health LLC
144A, 6.75%, 4/15/25	10,000	9,577
144A, 4.375%, 2/15/27	10,000	8,512
LifePoint Health, Inc.,
144A, 5.375%, 1/15/29	10,000	6,619
ModivCare Escrow Issuer, Inc.,
144A, 5.00%, 10/1/29	10,000	8,562
Molina Healthcare, Inc.
144A, 4.375%, 6/15/28	5,000	4,555
144A, 3.875%, 11/15/30	10,000	8,512
144A, 3.875%, 5/15/32	10,000	8,231
Radiology Partners, Inc.,
144A, 9.25%, 2/1/28	10,000	6,081
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.,
144A, 9.75%, 12/1/26	10,000	8,575
Select Medical Corp.,
144A, 6.25%, 8/15/26	15,000	14,400
Team Health Holdings, Inc.,
144A, 6.375%, 2/1/25	11,000	7,590

Tenet Healthcare Corp.
4.625%, 7/15/24	10,000	9,909
4.625%, 9/1/24	25,000	24,812
4.875%, 1/1/26	20,000	19,204
5.125%, 11/1/27	10,000	9,450
6.125%, 10/1/28(a)	30,000	27,825
4.25%, 6/1/29	15,000	13,163
4.375%, 1/15/30	15,000	13,200
144A, 6.125%, 6/15/30	15,000	14,290
6.875%, 11/15/31	11,000	10,175
Toledo Hospital,
6.015%, 11/15/48	10,000	6,633
US Acute Care Solutions LLC,
144A, 6.375%, 3/1/26	15,000	13,335
US Renal Care, Inc.,
144A, 10.625%, 7/15/27	10,000	3,250

(Cost $570,693)		504,683

Household Products/Wares - 0.3%
ACCO Brands Corp.,
144A, 4.25%, 3/15/29	10,000	8,245
Central Garden & Pet Co.,
4.125%, 10/15/30	10,000	8,381
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.,
144A, 5.00%, 12/31/26	10,000	9,125
Spectrum Brands, Inc.,
144A, 3.875%, 3/15/31	10,000	7,938

(Cost $37,978)		33,689

Pharmaceuticals - 1.5%
Bausch Health Americas, Inc.
144A, 9.25%, 4/1/26	5,000	3,800
144A, 8.50%, 1/31/27	8,000	4,267
Bausch Health Cos., Inc.
144A, 5.50%, 11/1/25	16,000	13,975
144A, 6.125%, 2/1/27	10,000	6,950
144A, 5.00%, 1/30/28	3,000	1,335
144A, 4.875%, 6/1/28	10,000	6,269
144A, 11.00%, 9/30/28	12,000	9,495
144A, 5.00%, 2/15/29	2,000	880
144A, 6.25%, 2/15/29	3,000	1,320
144A, 7.25%, 5/30/29	4,000	1,800
144A, 5.25%, 1/30/30	13,000	5,720
144A, 5.25%, 2/15/31	4,000	1,780
BellRing Brands, Inc.,
144A, 7.00%, 3/15/30	10,000	9,920
Cheplapharm Arzneimittel GmbH,
144A, 5.50%, 1/15/28	10,000	8,850
Elanco Animal Health, Inc.,
6.65%, 8/28/28	10,000	9,599
HLF Financing Sarl LLC / Herbalife International, Inc.,
144A, 4.875%, 6/1/29	12,000	9,394
Jazz Securities DAC,
144A, 4.375%, 1/15/29	15,000	13,312
Lannett Co., Inc.,
144A, 7.75%, 4/15/26	7,000	1,750
Mallinckrodt International Finance SA / Mallinckrodt CB LLC,
144A, 11.50%, 12/15/28	15,000	13,500
Option Care Health, Inc.,
144A, 4.375%, 10/31/29	10,000	8,590
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
144A, 4.125%, 4/30/28	15,000	13,267
144A, 5.125%, 4/30/31	40,000	34,178
Owens & Minor, Inc.,
144A, 4.50%, 3/31/29	5,000	3,850
P&L Development LLC / PLD Finance Corp.,
144A, 7.75%, 11/15/25	3,000	2,408
Perrigo Finance Unlimited Co.,
4.40%, 6/15/30	10,000	8,635
Prestige Brands, Inc.,
144A, 5.125%, 1/15/28	10,000	9,450

(Cost $259,906)		204,294

Diversified - 0.1%
Holding Companies-Diversified - 0.1%
Stena International SA,
144A, 6.125%, 2/1/25
(Cost $14,996)	15,000	14,625

Energy - 12.9%
Coal - 0.1%
SunCoke Energy, Inc.,
144A, 4.875%, 6/30/29
(Cost $8,610)	10,000	8,525

Energy-Alternate Sources - 0.2%
Sunnova Energy Corp.,
144A, 5.875%, 9/1/26	10,000	8,739
TerraForm Power Operating LLC,
144A, 4.75%, 1/15/30	18,000	15,637

(Cost $27,290)		24,376

Oil & Gas - 6.5%
Aethon United BR LP / Aethon United Finance Corp.,
144A, 8.25%, 2/15/26	10,000	9,637
Antero Resources Corp.,
144A, 7.625%, 2/1/29	24,000	24,330
Apache Corp.
5.10%, 9/1/40	20,000	16,469
5.35%, 7/1/49	12,000	9,450
Ascent Resources Utica Holdings LLC / ARU Finance Corp.,
144A, 7.00%, 11/1/26	25,000	24,375
Callon Petroleum Co.
144A, 8.00%, 8/1/28	10,000	9,825
144A, 7.50%, 6/15/30(a)	10,000	9,407
Calumet Specialty Products Partners LP / Calumet Finance Corp.,
144A, 11.00%, 4/15/25	25,000	25,969

Chesapeake Energy Corp.,
144A, 6.75%, 4/15/29	30,000	29,213
CNX Resources Corp.
144A, 7.25%, 3/14/27	2,000	1,988
144A, 6.00%, 1/15/29	15,000	13,674
Comstock Resources, Inc.,
144A, 6.75%, 3/1/29	31,000	28,675
Crescent Energy Finance LLC,
144A, 7.25%, 5/1/26	15,000	13,912
CrownRock LP / CrownRock Finance, Inc.,
144A, 5.625%, 10/15/25	35,000	33,862
CVR Energy, Inc.,
144A, 5.25%, 2/15/25	10,000	9,650
Earthstone Energy Holdings LLC,
144A, 8.00%, 4/15/27	10,000	9,575
Encino Acquisition Partners Holdings LLC,
144A, 8.50%, 5/1/28	10,000	8,850
Endeavor Energy Resources LP / EER Finance, Inc.,
144A, 5.75%, 1/30/28	10,000	9,659
Ensign Drilling, Inc.,
144A, 9.25%, 4/15/24	10,000	9,700
Gulfport Energy Corp.,
8.00%, 5/17/26	20,000	19,538
Hilcorp Energy I LP / Hilcorp Finance Co.,
144A, 5.75%, 2/1/29	20,000	18,185
Ithaca Energy North Sea PLC,
144A, 9.00%, 7/15/26	10,000	9,825
Matador Resources Co.,
5.875%, 9/15/26	10,000	9,675
Moss Creek Resources Holdings, Inc.,
144A, 7.50%, 1/15/26	10,000	8,975
Murphy Oil Corp.,
6.125%, 12/1/42	7,000	5,565
Nabors Industries Ltd.,
144A, 7.25%, 1/15/26	25,000	23,844
Nabors Industries, Inc.,
144A, 7.375%, 5/15/27	20,000	19,365
Neptune Energy Bondco PLC,
144A, 6.625%, 5/15/25	27,000	26,425
Northern Oil and Gas, Inc.,
144A, 8.125%, 3/1/28	10,000	9,764
Occidental Petroleum Corp.
3.50%, 8/15/29	15,000	13,350
6.625%, 9/1/30	27,000	27,877
6.45%, 9/15/36	20,000	20,100
6.60%, 3/15/46	12,000	12,243
4.10%, 2/15/47	18,000	13,680
Parkland Corp.
144A, 5.875%, 7/15/27	10,000	9,350
144A, 4.625%, 5/1/30	25,000	20,938
Patterson-UTI Energy, Inc.
3.95%, 2/1/28	10,000	8,799
5.15%, 11/15/29	10,000	8,874
PBF Holding Co. LLC / PBF Finance Corp.,
6.00%, 2/15/28	10,000	9,350
Permian Resources Operating LLC,
144A, 5.875%, 7/1/29	15,000	13,500
Precision Drilling Corp.,
144A, 7.125%, 1/15/26	20,000	19,525
Range Resources Corp.,
4.875%, 5/15/25	50,000	48,897
Rockcliff Energy II LLC,
144A, 5.50%, 10/15/29	10,000	9,200
SM Energy Co.,
6.50%, 7/15/28	20,000	18,549
Southwestern Energy Co.
5.70%, 1/23/25	16,000	15,960
4.75%, 2/1/32	28,000	24,126
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/27	10,000	9,875
4.50%, 5/15/29	10,000	8,848
Transocean Poseidon Ltd.,
144A, 6.875%, 2/1/27	12,188	11,913
Transocean, Inc.
144A, 7.50%, 1/15/26	25,000	23,000
144A, 8.00%, 2/1/27	10,000	8,875
144A, 8.75%, 2/15/30	10,000	10,150
6.80%, 3/15/38	15,000	10,500
Vermilion Energy, Inc.,
144A, 6.875%, 5/1/30	10,000	8,938
Viper Energy Partners LP,
144A, 5.375%, 11/1/27	10,000	9,518
Vital Energy, Inc.,
9.50%, 1/15/25	40,000	40,400

(Cost $894,442)		885,716

Oil & Gas Services - 0.8%
Archrock Partners LP / Archrock Partners Finance Corp.
144A, 6.875%, 4/1/27	10,000	9,751
144A, 6.25%, 4/1/28	20,000	19,025
CGG SA,
144A, 8.75%, 4/1/27	8,000	7,040
Oceaneering International, Inc.,
4.65%, 11/15/24	19,000	18,393
USA Compression Partners LP / USA Compression Finance Corp.,
6.875%, 4/1/26	10,000	9,675
Weatherford International Ltd.,
144A, 8.625%, 4/30/30	30,000	30,030
Welltec International ApS,
144A, 8.25%, 10/15/26	15,000	15,244

(Cost $111,776)		109,158

Pipelines - 5.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp.,
144A, 5.75%, 1/15/28	50,000	47,188
Blue Racer Midstream LLC / Blue Racer Finance Corp.,
144A, 7.625%, 12/15/25	15,000	15,131
Buckeye Partners LP
4.125%, 12/1/27	25,000	21,719
144A, 4.50%, 3/1/28	25,000	22,063
CQP Holdco LP / BIP-V Chinook Holdco LLC,
144A, 5.50%, 6/15/31	20,000	17,575

Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.75%, 4/1/25	30,000	29,237
144A, 6.00%, 2/1/29	15,000	13,683
Dcp Midstream Operating LP,
144A, 5.85%, 5/21/43	10,000	9,950
DT Midstream, Inc.,
144A, 4.375%, 6/15/31	30,000	25,200
EnLink Midstream LLC,
144A, 6.50%, 9/1/30	15,000	14,814
EnLink Midstream Partners LP
4.15%, 6/1/25	12,000	11,535
5.60%, 4/1/44	20,000	16,625
5.45%, 6/1/47	10,000	7,900
EQM Midstream Partners LP
4.00%, 8/1/24	25,000	23,938
144A, 6.50%, 7/1/27	15,000	14,281
144A, 4.50%, 1/15/29	15,000	12,600
144A, 4.75%, 1/15/31	25,000	20,375
6.50%, 7/15/48	10,000	7,525
Genesis Energy LP / Genesis Energy Finance Corp.,
7.75%, 2/1/28	25,000	23,875
Global Partners LP / GLP Finance Corp.,
7.00%, 8/1/27	15,000	14,288
Harvest Midstream I LP,
144A, 7.50%, 9/1/28	15,000	14,540
Hess Midstream Operations LP,
144A, 4.25%, 2/15/30	30,000	25,481
Holly Energy Partners LP / Holly Energy Finance Corp.,
144A, 5.00%, 2/1/28	15,000	13,639
Howard Midstream Energy Partners LLC,
144A, 6.75%, 1/15/27	10,000	9,572
ITT Holdings LLC,
144A, 6.50%, 8/1/29	20,000	16,496
Kinetik Holdings LP,
144A, 5.875%, 6/15/30	10,000	9,175
New Fortress Energy, Inc.
144A, 6.75%, 9/15/25	10,000	9,400
144A, 6.50%, 9/30/26	10,000	9,200
NGL Energy Operating LLC / NGL Energy Finance Corp.,
144A, 7.50%, 2/1/26	40,000	38,300
NuStar Logistics LP,
5.625%, 4/28/27	15,000	13,950
Rockies Express Pipeline LLC,
144A, 4.95%, 7/15/29	35,000	30,622
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.,
144A, 8.50%, 10/15/26	10,000	9,525
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
144A, 7.50%, 10/1/25	10,000	9,950
144A, 6.00%, 12/31/30	20,000	17,300
Venture Global Calcasieu Pass LLC
144A, 4.125%, 8/15/31	10,000	8,600
144A, 3.875%, 11/1/33	20,000	16,350
Western Midstream Operating LP
3.35%, 2/1/25	15,000	14,325
4.75%, 8/15/28	25,000	23,188
4.30%, 2/1/30	21,000	18,652
5.45%, 4/1/44	15,000	12,634
5.30%, 3/1/48	15,000	12,433
5.50%, 2/1/50	15,000	12,299

(Cost $754,991)		715,133

Financial - 10.7%
Banks - 0.4%
Freedom Mortgage Corp.
144A, 8.25%, 4/15/25	10,000	9,525
144A, 7.625%, 5/1/26	15,000	12,839
Intesa Sanpaolo SpA
144A, 4.198%, 6/1/32	10,000	7,536
144A, 4.95%, 6/1/42	14,000	9,437
Pacific Western Bank,
3.25%, 5/1/31	10,000	9,567

(Cost $54,557)		48,904

Diversified Financial Services - 4.0%
Advisor Group Holdings, Inc.,
144A, 10.75%, 8/1/27	5,000	5,175
AerCap Holdings NV,
5.875%, 10/10/79	10,000	9,637
AG Issuer LLC,
144A, 6.25%, 3/1/28	10,000	9,425
AG TTMT Escrow Issuer LLC,
144A, 8.625%, 9/30/27	10,000	10,187
Ally Financial, Inc.,
5.75%, 11/20/25	10,000	9,774
Armor Holdco, Inc.,
144A, 8.50%, 11/15/29	10,000	8,575
Burford Capital Global Finance LLC,
144A, 6.875%, 4/15/30	10,000	8,650
Castlelake Aviation Finance DAC,
144A, 5.00%, 4/15/27	14,000	12,617
Curo Group Holdings Corp.,
144A, 7.50%, 8/1/28	10,000	4,150
Enact Holdings, Inc.,
144A, 6.50%, 8/15/25	10,000	9,885
Finance of America Funding LLC,
144A, 7.875%, 11/15/25	7,000	5,162
Global Aircraft Leasing Co. Ltd.,
144A, 6.50%, 9/15/24, 6.50% Cash or 7.25% PIK, PIK	20,304	18,400
goeasy Ltd., 144A, 5.375%, 12/1/24	25,000	23,938
Home Point Capital, Inc.,
144A, 5.00%, 2/1/26	10,000	7,050
Jane Street Group / JSG Finance, Inc.,
144A, 4.50%, 11/15/29	10,000	8,800
Jefferies Finance LLC / JFIN Co.-Issuer Corp.,
144A, 5.00%, 8/15/28	10,000	8,450
Jefferson Capital Holdings LLC,
144A, 6.00%, 8/15/26	10,000	8,448
LD Holdings Group LLC
144A, 6.50%, 11/1/25	5,000	3,750
144A, 6.125%, 4/1/28	5,000	3,013

LPL Holdings, Inc.,
144A, 4.00%, 3/15/29	25,000	22,125
Midcap Financial Issuer Trust
144A, 6.50%, 5/1/28	10,000	8,637
144A, 5.625%, 1/15/30	12,000	9,480
Nationstar Mortgage Holdings, Inc.
144A, 6.00%, 1/15/27	20,000	18,500
144A, 5.50%, 8/15/28	20,000	17,031
Navient Corp., MTN,
5.625%, 8/1/33	15,000	11,505
NFP Corp.
144A, 4.875%, 8/15/28	14,000	12,320
144A, 6.875%, 8/15/28	30,000	25,725
OneMain Finance Corp.
6.875%, 3/15/25	70,000	68,775
7.125%, 3/15/26	10,000	9,791
5.375%, 11/15/29	20,000	16,900
PennyMac Financial Services, Inc.
144A, 4.25%, 2/15/29	5,000	3,950
144A, 5.75%, 9/15/31	15,000	12,038
PRA Group, Inc.,
144A, 5.00%, 10/1/29	11,000	9,421
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
144A, 2.875%, 10/15/26	18,000	15,570
144A, 3.625%, 3/1/29	10,000	8,075
144A, 3.875%, 3/1/31	20,000	15,625
144A, 4.00%, 10/15/33	10,000	7,428
SLM Corp.,
4.20%, 10/29/25	10,000	9,200
StoneX Group, Inc.,
144A, 8.625%, 6/15/25	10,000	10,125
Synchrony Financial,
7.25%, 2/2/33	15,000	14,398
United Wholesale Mortgage LLC
144A, 5.75%, 6/15/27	10,000	8,825
144A, 5.50%, 4/15/29	15,000	12,450
VistaJet Malta Finance PLC / XO Management Holding, Inc.
144A, 7.875%, 5/1/27	16,000	15,400
144A, 6.375%, 2/1/30	10,000	8,850

(Cost $588,482)		547,230

Insurance - 1.7%
Acrisure LLC / Acrisure Finance, Inc.
144A, 7.00%, 11/15/25	32,000	30,200
144A, 4.25%, 2/15/29	6,000	4,920
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer,
144A, 5.875%, 11/1/29	10,000	8,400
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer,
144A, 6.75%, 10/15/27	20,000	18,276
AmWINS Group, Inc.,
144A, 4.875%, 6/30/29	15,000	12,750
AssuredPartners, Inc.,
144A, 5.625%, 1/15/29	10,000	8,525
BroadStreet Partners, Inc.,
144A, 5.875%, 4/15/29	14,000	12,110
Genworth Holdings, Inc.,
6.866%, 11/15/36	5,000	3,463
Global Atlantic Fin Co.,
144A, 4.70%, 10/15/51	10,000	8,543
HUB International Ltd.,
144A, 7.00%, 5/1/26	46,000	45,540
Liberty Mutual Group, Inc.
144A, 7.80%, 3/15/37	10,000	11,169
144A, 4.30%, 2/1/61	10,000	6,131
MBIA, Inc.,
5.70%, 12/1/34	10,000	9,587
MGIC Investment Corp.,
5.25%, 8/15/28	15,000	14,100
Ohio National Financial Services, Inc.,
144A, 6.80%, 1/24/30	12,000	11,599
Ryan Specialty Group LLC,
144A, 4.375%, 2/1/30	10,000	8,550
USI, Inc., 144A, 6.875%, 5/1/25	10,000	9,875

(Cost $240,910)		223,738

Real Estate - 0.7%
Cushman & Wakefield US Borrower LLC,
144A, 6.75%, 5/15/28	10,000	9,419
Five Point Operating Co. LP / Five Point Capital Corp.,
144A, 7.875%, 11/15/25	10,000	9,050
Howard Hughes Corp.
144A, 5.375%, 8/1/28	20,000	18,225
144A, 4.375%, 2/1/31	10,000	8,248
Hunt Cos., Inc., 144A,
5.25%, 4/15/29	8,000	6,440
Kennedy-Wilson, Inc.
4.75%, 3/1/29	15,000	12,075
5.00%, 3/1/31	10,000	7,700
Newmark Group, Inc.,
6.125%, 11/15/23	10,000	10,033
Realogy Group LLC / Realogy Co.-Issuer Corp.,
144A, 5.25%, 4/15/30	15,000	10,350
WeWork Cos., Inc.,
144A, 7.875%, 5/1/25	12,000	6,555

(Cost $119,018)		98,095

Real Estate Investment Trusts - 3.5%
Apollo Commercial Real Estate Finance, Inc.,
144A, 4.625%, 6/15/29	10,000	7,725
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL,
144A, 5.75%, 5/15/26	30,000	27,750
Diversified Healthcare Trust
9.75%, 6/15/25	6,000	5,827
4.375%, 3/1/31	15,000	10,534
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP,
144A, 3.75%, 12/15/27	10,000	8,296
HAT Holdings I LLC / HAT Holdings II LLC,
144A, 3.75%, 9/15/30	10,000	7,725
Iron Mountain, Inc. 144A,
4.875%, 9/15/27	25,000	23,187
144A, 5.25%, 7/15/30	25,000	21,923

144A, 4.50%, 2/15/31	25,000	20,688
144A, 5.625%, 7/15/32	20,000	17,350
iStar, Inc.,
4.75%, 10/1/24	25,000	25,078
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.,
144A, 4.25%, 2/1/27	20,000	17,150
MPT Operating Partnership LP / MPT Finance Corp.
5.00%, 10/15/27(a)	25,000	20,563
3.50%, 3/15/31	15,000	10,313
Office Properties Income Trust,
3.45%, 10/15/31	10,000	6,715
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
144A, 7.50%, 6/1/25	10,000	10,100
144A, 5.875%, 10/1/28	11,000	9,845
144A, 4.875%, 5/15/29	10,000	8,425
RHP Hotel Properties LP / RHP Finance Corp.,
144A, 4.50%, 2/15/29	10,000	8,775
RLJ Lodging Trust LP,
144A, 4.00%, 9/15/29	10,000	8,268
SBA Communications Corp.
3.875%, 2/15/27	25,000	22,730
3.125%, 2/1/29	25,000	20,688
Service Properties Trust
4.65%, 3/15/24	10,000	9,787
7.50%, 9/15/25	12,000	11,914
4.95%, 2/15/27	15,000	12,975
4.95%, 10/1/29	10,000	7,975
Starwood Property Trust, Inc.
144A, 3.75%, 12/31/24	10,000	9,435
4.75%, 3/15/25	10,000	9,525
144A, 4.375%, 1/15/27	10,000	8,750
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC,
144A, 7.875%, 2/15/25	30,000	30,750
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
144A, 10.50%, 2/15/28	25,000	25,099
144A, 4.75%, 4/15/28	13,000	10,370
144A, 6.50%, 2/15/29	12,000	7,998
XHR LP,
144A, 4.875%, 6/1/29	10,000	8,560

(Cost $522,611)		472,793

Venture Capital - 0.4%
Compass Group Diversified Holdings LLC,
144A, 5.25%, 4/15/29	18,000	15,795
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.25%, 5/15/26	35,000	34,125
5.25%, 5/15/27	10,000	9,338

(Cost $65,208)		59,258

Industrial - 11.6%
Aerospace/Defense - 2.2%
Bombardier, Inc.
144A, 7.50%, 3/15/25	10,000	10,050
144A, 7.125%, 6/15/26	20,000	19,683
144A, 7.875%, 4/15/27	20,000	19,900
144A, 7.45%, 5/1/34	10,000	10,250
Howmet Aerospace, Inc.
6.875%, 5/1/25	20,000	20,350
3.00%, 1/15/29	10,000	8,616
5.95%, 2/1/37	11,000	10,890
Spirit AeroSystems, Inc.
144A, 7.50%, 4/15/25	22,000	22,027
4.60%, 6/15/28	10,000	8,269
144A, 9.375%, 11/30/29	15,000	15,862
TransDigm, Inc.
144A, 8.00%, 12/15/25	20,000	20,540
6.375%, 6/15/26	25,000	24,313
7.50%, 3/15/27	50,000	49,625
4.875%, 5/1/29	35,000	30,319
Triumph Group, Inc.,
144A, 6.25%, 9/15/24	25,000	25,153

(Cost $297,997)		295,847

Building Materials - 1.2%
Builders FirstSource, Inc.
144A, 5.00%, 3/1/30	10,000	9,037
144A, 4.25%, 2/1/32	15,000	12,619
Cornerstone Building Brands, Inc.,
144A, 6.125%, 1/15/29	12,000	8,790
Griffon Corp.,
5.75%, 3/1/28	10,000	9,225
James Hardie International Finance Dac,
144A, 5.00%, 1/15/28	15,000	14,166
JELD-WEN, Inc.,
144A, 4.875%, 12/15/27	15,000	12,563
Masonite International Corp.,
144A, 3.50%, 2/15/30	10,000	8,175
New Enterprise Stone & Lime Co., Inc.,
144A, 5.25%, 7/15/28	10,000	9,200
Oscar AcquisitionCo LLC / Oscar Finance, Inc.,
144A, 9.50%, 4/15/30	12,000	10,710
Smyrna Ready Mix Concrete LLC,
144A, 6.00%, 11/1/28	10,000	8,897
Standard Industries, Inc.
144A, 4.75%, 1/15/28	20,000	18,100
144A, 4.375%, 7/15/30	17,000	14,195
144A, 3.375%, 1/15/31	17,000	13,127
Summit Materials LLC / Summit Materials Finance Corp.,
144A, 5.25%, 1/15/29	10,000	9,250
Victors Merger Corp.,
144A, 6.375%, 5/15/29	10,000	6,400

(Cost $182,526)		164,454

Electrical Components & Equipment - 0.4%
Energizer Holdings, Inc.,
144A, 4.375%, 3/31/29	15,000	12,731

WESCO Distribution, Inc.,
144A, 7.25%, 6/15/28	40,000	40,750

(Cost $56,814)		53,481

Electronics - 0.7%
Atkore, Inc.,
144A, 4.25%, 6/1/31	10,000	8,725
Coherent Corp.,
144A, 5.00%, 12/15/29	20,000	17,563
Imola Merger Corp.,
144A, 4.75%, 5/15/29	20,000	16,975
Sensata Technologies BV,
144A, 4.00%, 4/15/29	22,000	19,513
Sensata Technologies, Inc.,
144A, 3.75%, 2/15/31	20,000	16,800
TTM Technologies, Inc.,
144A, 4.00%, 3/1/29	12,000	9,960

(Cost $97,552)		89,536

Engineering & Construction - 0.5%
AECOM,
5.125%, 3/15/27	10,000	9,612
Artera Services LLC,
144A, 9.033%, 12/4/25	15,000	12,975
Brand Industrial Services, Inc.,
144A, 8.50%, 7/15/25	16,000	13,440
Cellnex Finance Co. SA,
144A, 3.875%, 7/7/41	12,000	8,795
Global Infrastructure Solutions, Inc.,
144A, 7.50%, 4/15/32	10,000	8,797
Railworks Holdings LP / Railworks Rally, Inc.,
144A, 8.25%, 11/15/28	10,000	9,375
TopBuild Corp.,
144A, 4.125%, 2/15/32	10,000	8,275
Tutor Perini Corp.,
144A, 6.875%, 5/1/25	5,000	4,188

(Cost $85,443)		75,457

Environmental Control - 0.8%
Clean Harbors, Inc.
144A, 4.875%, 7/15/27	11,000	10,422
144A, 5.125%, 7/15/29	5,000	4,675
Covanta Holding Corp.,
5.00%, 9/1/30	18,000	14,985
GFL Environmental, Inc.
144A, 4.25%, 6/1/25	10,000	9,622
144A, 3.75%, 8/1/25	10,000	9,462
144A, 4.00%, 8/1/28	18,000	15,750
144A, 3.50%, 9/1/28	10,000	8,788
144A, 4.75%, 6/15/29	10,000	8,913
Madison IAQ LLC,
144A, 5.875%, 6/30/29	20,000	16,050
Stericycle, Inc.,
144A, 3.875%, 1/15/29	10,000	8,625

(Cost $122,194)		107,292

Machinery-Construction & Mining - 0.2%
Terex Corp., 144A,
5.00%, 5/15/29	10,000	9,200
Vertiv Group Corp.,
144A, 4.125%, 11/15/28	10,000	8,710
Weir Group PLC,
144A, 2.20%, 5/13/26	15,000	13,208

(Cost $33,497)		31,118

Machinery-Diversified - 0.5%
Chart Industries, Inc.,
144A, 9.50%, 1/1/31	15,000	15,712
GrafTech Finance, Inc.,
144A, 4.625%, 12/15/28	5,000	4,108
Mueller Water Products, Inc.,
144A, 4.00%, 6/15/29	10,000	8,775
SPX FLOW, Inc.,
144A, 8.75%, 4/1/30	11,000	9,364
Titan Acquisition Ltd. / Titan Co-Borrower LLC,
144A, 7.75%, 4/15/26	10,000	9,125
TK Elevator US Newco, Inc.,
144A, 5.25%, 7/15/27	20,000	18,250

(Cost $65,777)		65,334

Metal Fabricate/Hardware - 0.2%
Advanced Drainage Systems, Inc.,
144A, 6.375%, 6/15/30	15,000	14,325
Roller Bearing Co. of America, Inc.,
144A, 4.375%, 10/15/29	10,000	8,663

(Cost $23,993)		22,988

Miscellaneous Manufacturing - 0.5%
Amsted Industries, Inc.,
144A, 5.625%, 7/1/27	10,000	9,600
FXI Holdings, Inc.
144A, 7.875%, 11/1/24	10,000	8,950
144A, 12.25%, 11/15/26	10,000	8,800
Gates Global LLC / Gates Corp.,
144A, 6.25%, 1/15/26	10,000	9,800
Hillenbrand, Inc.
5.75%, 6/15/25	15,000	14,887
3.75%, 3/1/31	10,000	8,200
LSB Industries, Inc.,
144A, 6.25%, 10/15/28	15,000	13,688

(Cost $77,756)		73,925

Packaging & Containers - 3.7%
ARD Finance SA,
144A, 6.50%, 6/30/27, 6.50% Cash or 7.25% PIK, PIK	18,000	14,760
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
144A, 6.00%, 6/15/27	15,000	14,513
144A, 4.00%, 9/1/29	26,000	20,897
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
144A, 5.25%, 4/30/25	10,000	9,687
144A, 4.125%, 8/15/26	22,000	20,075
144A, 5.25%, 8/15/27	15,000	12,431
144A, 5.25%, 8/15/27	10,000	8,237
Ball Corp.
4.00%, 11/15/23	20,000	19,700
5.25%, 7/1/25	20,000	19,750
4.875%, 3/15/26	16,000	15,520
2.875%, 8/15/30	30,000	24,084
3.125%, 9/15/31	10,000	8,028
Berry Global, Inc.,
144A, 5.625%, 7/15/27	10,000	9,675
Cascades, Inc./Cascades USA, Inc.,
144A, 5.375%, 1/15/28	8,000	7,200

Clearwater Paper Corp.,
144A, 4.75%, 8/15/28	10,000	8,757
Clydesdale Acquisition Holdings, Inc.,
144A, 8.75%, 4/15/30	20,000	18,114
Crown Americas LLC / Crown Americas Capital Corp. V,
4.25%, 9/30/26	20,000	18,700
Crown Cork & Seal Co., Inc.,
7.375%, 12/15/26	10,000	10,339
Graphic Packaging International LLC
4.125%, 8/15/24	46,000	45,080
144A, 3.50%, 3/1/29	10,000	8,656
144A, 3.75%, 2/1/30	10,000	8,550
Intelligent Packaging Ltd Finco, Inc. / Intelligent Packaging Ltd Co.-Issuer LLC,
144A, 6.00%, 9/15/28	10,000	8,761
LABL, Inc.
144A, 10.50%, 7/15/27	10,000	9,375
144A, 5.875%, 11/1/28	15,000	13,125
Mauser Packaging Solutions Holding Co.,
144A, 7.875%, 8/15/26	25,000	25,256
OI European Group BV,
144A, 4.75%, 2/15/30	10,000	8,950
Owens-Brockway Glass Container, Inc.,
144A, 6.625%, 5/13/27	13,000	12,675
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.,
144A, 4.375%, 10/15/28	15,000	12,975
Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC,
144A, 4.00%, 10/15/27	20,000	17,490
Sealed Air Corp.,
144A, 5.50%, 9/15/25	27,000	26,528
Trident TPI Holdings, Inc.,
144A, 6.625%, 11/1/25	10,000	9,300
TriMas Corp.,
144A, 4.125%, 4/15/29	10,000	8,750
Trivium Packaging Finance BV,
144A, 5.50%, 8/15/26	20,000	19,000

(Cost $533,942)		494,938

Transportation - 0.4%
Cargo Aircraft Management, Inc.,
144A, 4.75%, 2/1/28	10,000	8,750
First Student Bidco, Inc. / First Transit Parent, Inc.,
144A, 4.00%, 7/31/29	10,000	8,600
Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc.,
144A, 10.75%, 7/1/25	10,000	9,881
Rand Parent LLC,
144A, 8.50%, 2/15/30	10,000	9,638
Watco Cos. LLC / Watco Finance Corp.,
144A, 6.50%, 6/15/27	13,000	11,960

(Cost $53,139)		48,829

Trucking & Leasing - 0.3%
AerCap Global Aviation Trust,
144A, 6.50%, 6/15/45	10,000	9,662
Fortress Transportation and Infrastructure Investors LLC
144A, 6.50%, 10/1/25	10,000	9,838
144A, 5.50%, 5/1/28	18,000	16,138

(Cost $37,943)		35,638

Technology - 4.7%
Computers - 1.5%
Ahead DB Holdings LLC,
144A, 6.625%, 5/1/28	10,000	8,462
Conduent Business Services LLC / Conduent State & Local Solutions, Inc.,
144A, 6.00%, 11/1/29	7,000	5,723
Crowdstrike Holdings, Inc.,
3.00%, 2/15/29	15,000	12,720
Diebold Nixdorf, Inc.,
144A, 9.375%, 7/15/25	10,000	7,156
Exela Intermediate LLC / Exela Finance, Inc.,
144A, 11.50%, 7/15/26	15,000	1,950
McAfee Corp.,
144A, 7.375%, 2/15/30	20,000	15,875
NCR Corp.
144A, 5.125%, 4/15/29	20,000	17,200
144A, 6.125%, 9/1/29	25,000	24,438
Presidio Holdings, Inc.,
144A, 8.25%, 2/1/28	17,000	16,320
Seagate HDD Cayman
4.875%, 3/1/24	13,000	12,854
4.875%, 6/1/27	10,000	9,434
4.091%, 6/1/29	14,000	12,079
144A, 9.625%, 12/1/32	20,625	22,636
5.75%, 12/1/34	10,000	8,966
Unisys Corp.,
144A, 6.875%, 11/1/27	11,000	8,388
Vericast Corp.,
144A, 11.00%, 9/15/26	10,000	10,775
Virtusa Corp.,
144A, 7.125%, 12/15/28	10,000	8,395

(Cost $229,762)		203,371

Office/Business Equipment - 0.2%
Pitney Bowes, Inc.,
144A, 6.875%, 3/15/27	12,000	10,050
Xerox Corp.
3.80%, 5/15/24	10,000	9,672
6.75%, 12/15/39	16,000	12,119

(Cost $37,813)		31,841

Semiconductors - 0.4%
Amkor Technology, Inc.,
144A, 6.625%, 9/15/27	15,000	14,865
Entegris Escrow Corp.,
144A, 5.95%, 6/15/30	10,000	9,275
Entegris, Inc.
144A, 4.375%, 4/15/28	10,000	8,887
144A, 3.625%, 5/1/29(a)	10,000	8,342
ON Semiconductor Corp.,
144A, 3.875%, 9/1/28	15,000	13,258

(Cost $60,390)		54,627

Software - 2.6%
AthenaHealth Group, Inc.,
144A, 6.50%, 2/15/30	28,000	22,190
Black Knight InfoServ LLC,
144A, 3.625%, 9/1/28	12,000	10,500
Boxer Parent Co., Inc.
144A, 7.125%, 10/2/25	12,000	11,880
144A, 9.125%, 3/1/26	10,000	9,750
Camelot Finance SA,
144A, 4.50%, 11/1/26	15,000	13,875
Central Parent, Inc. / CDK Global, Inc.,
144A, 7.25%, 6/15/29(a)	10,000	9,834
Clarivate Science Holdings Corp.,
144A, 4.875%, 7/1/29	20,000	17,293
Cloud Software Group Holdings, Inc.,
144A, 6.50%, 3/31/29	50,000	43,312
Consensus Cloud Solutions, Inc.,
144A, 6.50%, 10/15/28	16,000	14,040
Fair Isaac Corp.,
144A, 4.00%, 6/15/28	20,000	18,200
MSCI, Inc.
144A, 4.00%, 11/15/29	10,000	8,875
144A, 3.875%, 2/15/31	10,000	8,657
144A, 3.625%, 11/1/31	15,000	12,619
144A, 3.25%, 8/15/33	10,000	7,935
Open Text Corp.,
144A, 3.875%, 12/1/29	22,000	17,985
Open Text Holdings, Inc.,
144A, 4.125%, 2/15/30	20,000	16,500
PTC, Inc.,
144A, 3.625%, 2/15/25	25,000	23,844
Rackspace Technology Global, Inc.,
144A, 5.375%, 12/1/28	10,000	4,000
ROBLOX Corp.,
144A, 3.875%, 5/1/30	10,000	8,249
Rocket Software, Inc.,
144A, 6.50%, 2/15/29	10,000	8,200
SS&C Technologies, Inc.,
144A, 5.50%, 9/30/27	20,000	18,844
Twilio, Inc.,
3.875%, 3/15/31	10,000	8,262
Veritas US, Inc. / Veritas Bermuda Ltd.,
144A, 7.50%, 9/1/25	28,000	21,630
West Technology Group LLC,
144A, 8.50%, 10/15/25	10,000	8,800

(Cost $397,754)		345,274

Utilities - 1.3%
Electric - 1.1%
Algonquin Power & Utilities Corp.,
4.75%, 1/18/82	15,000	12,431
Atlantica Sustainable Infrastructure PLC,
144A, 4.125%, 6/15/28	10,000	8,910
Calpine Corp.
144A, 5.25%, 6/1/26	21,000	20,244
144A, 5.125%, 3/15/28	15,000	13,347
144A, 4.625%, 2/1/29	10,000	8,450
144A, 5.00%, 2/1/31	5,000	4,137
144A, 3.75%, 3/1/31	17,000	13,886
Clearway Energy Operating LLC
144A, 4.75%, 3/15/28	20,000	18,454
144A, 3.75%, 2/15/31	21,000	17,168
Pattern Energy Operations LP / Pattern Energy Operations, Inc.,
144A, 4.50%, 8/15/28	20,000	17,906
Pike Corp.,
144A, 5.50%, 9/1/28	10,000	8,698

(Cost $158,539)		143,631

Gas - 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.625%, 5/20/24	10,000	9,800
5.875%, 8/20/26	20,000	18,880

(Cost $29,229)		28,680

TOTAL CORPORATE BONDS (Cost $14,611,523)		13,259,450

	Number of Shares	Value
SECURITIES LENDING COLLATERAL - 1.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39%(c)(d)
(Cost $217,841)	217,841	217,841

CASH EQUIVALENTS - 0.9%
DWS Government Money Market Series “Institutional Shares”, 4.51%(c)
(Cost $126,582)	126,582	126,582

TOTAL INVESTMENTS - 100.7% (Cost $14,955,946)		$13,603,873
Other assets and liabilities, net - (0.7%)		(100,924)

NET ASSETS - 100.0%		$13,502,949

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023

CORPORATE BONDS — 0.0%
Financial — 0.0%
Deutsche Bank AG, 4.500%, 4/01/25(e)
49,978	—	(46,853)	(5,709)	2,584	948	—	—	—
Deutsche Bank AG, 3.729%, 1/14/32(e)
25,278	—	(20,917)	(3,952)	(409)	467	—	—	—
Deutsche Bank AG, 3.742%, 1/07/33(e)
24,707	—	(20,817)	(7,330)	3,440	429	—	—	—
SECURITIES LENDING COLLATERAL — 1.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39%(c)(d)
302,229	—	(84,388)(f)	—	—	4,935	—	217,841	217,841
CASH EQUIVALENTS — 0.9%
DWS Government Money Market Series “Institutional Shares”, 4.51%(c)
412,215	1,754,140	(2,039,773)	—	—	3,412	—	126,582	126,582

814,407	1,754,140	(2,212,748)	(16,991)	5,615	10,191	—	344,423	344,423

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2023 amounted to $274,694, which is 2.0% of net assets.

(b)	Perpetual, callable security with no stated maturity date.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $67,032.

(e)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2023.

MTN:	Medium Term Note
PIK:	Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT:	Real Estate Investment Trust
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(a)	$—	$13,259,450	$—	$13,259,450
Short-Term Investments(a)	344,423	—	—	344,423

TOTAL	$344,423	$13,259,450	$—	$13,603,873

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

ESHY-PH3

R-089711-1 (5/24) DBX005195 (5/24)